Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Provision For Income And Capital Taxes

	Years Ended December 31,
	2011	2010
Deferred income taxes	$(9,268)	$(15,124)
Capital taxes	8,618	2,006

	$(650)	$(13,118)

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2011	2010
Deferred income tax assets
Long-term investments	$49,893	$60,380
Property, plan and equipment	271,360	254,801
Loss carry-forwards	215,681	144,998
Other	32,064	22,524

	568,998	482,703
Valuation allowance	(535,936)	(465,814)

Net deferred income tax assets	33,062	16,889

Deferred income tax liabilities
Property, plant and equipment	15,282	11,123

	15,282	11,123

Deferred income tax assets (liabilities), net	$17,780	$5,766

Schedule Of Reconciliation Of Provision For Income And Capital Taxes

	Years Ended December 31,
	2011	2010
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 26.5% in 2011 and 28.5% in 2010 applied to the net loss from continuing operations	$160,656	$84,968
Deduct
Lower foreign tax rates	2,628	(4,017)
Tax benefit of losses not recognized	(73,557)	(72,969)
Capital taxes	(8,618)	(2,006)
Foreign exchange and other	(80,459)	7,142

Recovery for income and capital taxes	$650	$13,118

Schedule Of Unused Tax Losses

		Local Currency	U.S. Dollar Equivalent (i)	Expiry Dates
Non-capital losses:
Canada	Canadian	$292,149	$286,056	2012 to 2031
Australia	Australian	$326,516	$333,341	(a)
Mongolia	Mongolian Tugrik	154,192,870	$110,612	2012 to 2019
Indonesia	Indonesian Rupiah	128,028,408	$14,117	2012 to 2016
Hong Kong	Hong Kong	$66,329	$8,539	(b)
Capital losses:
Canada	Canadian	$93,092	$91,151	(c)

(i) Translated using the year-end exchange rate.

(a)	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.

(b)	These losses are carried forward indefinitely.

(c)	These losses are carried forward indefinitely for utilization against future net realized capital gains.

Schedule Of Tax Years Of Major Tax Jurisdictions Subject To Examination

Canada	2004 to 2011
Mongolia	2006 to 2011
Australia	2007 to 2011